Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Jan. 01, 2019	Jan. 01, 2018
Defined benefit plan, Disclosure
Planning horizon of conversion rates	8 years
Total benefit costs
Net periodic benefit/(costs)	SFr 258.0	SFr 265.0	SFr 308.0
Total amount recognized
Noncurrent assets	1,794.0	2,170.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(3,974.0)	(3,583.0)
Prior service credit/(cost)	387.0	522.0
Total	(3,587.0)	(3,061.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	102.0	(172.0)	(136.0)
Actuarial gains/(losses), Net	(716.0)	323.0
Prior service credit/(cost), Net	(26.0)
Amortization of actuarial losses/ (gains), Net	291.0	328.0
Amortization of prior service cost/(credit), Net	(99.0)	(105.0)
Immediate recognition due to curtailment/settlement, Net	24.0	28.0
Total amounts recognized in other comprehensive income, Net	(526.0)	574.0
Defined benefit pension plans
Fair value of plan assets
Beginning of the measurement period	21,084.0
End of the measurement period	19,829.0	21,084.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	1,446.0	1,809.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(3,951.0)	(3,547.0)
Prior service credit/(cost)	384.0	519.0
Total	(3,567.0)	(3,028.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(905.0)	406.0
Actuarial gains/(losses), Tax	182.0	(82.0)
Actuarial gains/(losses), Net	(723.0)	324.0
Prior service credit/(cost), Gross	(30.0)
Prior service credit/(cost), Tax	4.0
Prior service credit/(cost), Net	(26.0)
Amortization of actuarial losses/(gains), Gross	353.0	400.0
Amortization of actuarial losses/(gains), Tax	(68.0)	(76.0)
Amortization of actuarial losses/ (gains), Net	285.0	324.0
Amortization of prior service cost/(credit), Gross	(126.0)	(131.0)
Amortization of prior service cost/(credit), Tax	27.0	26.0
Amortization of prior service cost/(credit), Net	(99.0)	(105.0)
Immediate recognition due to curtailment/settlement, Gross	30.0	36.0
Immediate recognition due to curtailment/settlement, Tax	(6.0)	(8.0)
Immediate recognition due to curtailment/settlement, Net	24.0	28.0
Total amounts recognized in other comprehensive income, Gross	(678.0)	711.0
Total amounts recognized in other comprehensive income, Tax	139.0	(140.0)
Total amounts recognized in other comprehensive income, Net	(539.0)	571.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	238.0
Amortization of prior service cost/(credit)	(122.0)
Total	116.0
Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 384.0
Other post-retirement defined benefit plans
Amounts recognized in AOCI
Actuarial gains/(losses)	(23.0)	(36.0)
Prior service credit/(cost)	3.0	3.0
Total	(20.0)	(33.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	9.0	(2.0)
Actuarial gains/(losses), Tax	(2.0)	1.0
Actuarial gains/(losses), Net	7.0	(1.0)
Prior service credit/(cost), Gross	0.0
Prior service credit/(cost), Tax	0.0
Prior service credit/(cost), Net	0.0
Amortization of actuarial losses/(gains), Gross	8.0	7.0
Amortization of actuarial losses/(gains), Tax	(2.0)	(3.0)
Amortization of actuarial losses/ (gains), Net	6.0	4.0
Amortization of prior service cost/(credit), Gross	0.0	0.0
Amortization of prior service cost/(credit), Tax	0.0	0.0
Amortization of prior service cost/(credit), Net	0.0	0.0
Immediate recognition due to curtailment/settlement, Gross	0.0	0.0
Immediate recognition due to curtailment/settlement, Tax	0.0	0.0
Immediate recognition due to curtailment/settlement, Net	0.0	0.0
Total amounts recognized in other comprehensive income, Gross	17.0	5.0
Total amounts recognized in other comprehensive income, Tax	(4.0)	(2.0)
Total amounts recognized in other comprehensive income, Net	13.0	3.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	2.0
Amortization of prior service cost/(credit)	0.0
Total	2.0
Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 11.0
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	411.0	432.0	464.0
PBO
Service costs	SFr 411.0	SFr 432.0	464.0
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)	69.00%	73.00%
Value of plan assets (as a percent)	82.00%	81.00%
Pension benefit obligation (as a percent)	83.00%	82.00%
Employee contributions, number of contribution levels	3
Total benefit costs
Service costs on benefit obligation	SFr 242.0	SFr 243.0	288.0
Interest costs on benefit obligation	63.0	57.0	141.0
Expected return on plan assets	(483.0)	(473.0)	(536.0)
Amortization of recognized prior service cost/(credit)	(126.0)	(131.0)	(116.0)
Amortization of recognized actuarial losses/(gains)	306.0	340.0	366.0
Settlement losses/(gains)	35.0	37.0	24.0
Curtailment losses/(gains)	(12.0)	(23.0)	(18.0)
Special termination benefits	38.0	19.0	22.0
Net periodic benefit/(costs)	63.0	69.0	171.0
PBO
Beginning of the measurement period	15,885.0	15,885.0
Plan participant contributions	204.0	205.0
Service costs	242.0	243.0	288.0
Interest costs	63.0	57.0	141.0
Plan amendments	20.0	0.0
Settlements	(125.0)	(144.0)
Curtailments	(8.0)	(22.0)
Special termination benefits	38.0	19.0
Actuarial losses/(gains)	(58.0)	471.0
Benefit payments	(829.0)	(829.0)
Exchange rate losses/(gains)	0.0	0.0
End of the measurement period	15,432.0	15,885.0	15,885.0
Fair value of plan assets
Beginning of the measurement period	16,996.0	15,951.0
Actual return on plan assets	(454.0)	1,398.0
Employer contributions	433.0	415.0
Plan participant contributions	204.0	205.0
Settlements	(125.0)	(144.0)
Benefit payments	(829.0)	(829.0)
Exchange rate gains/(losses)	0.0	0.0
End of the measurement period	16,225.0	16,996.0	SFr 15,951.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	793.0	1,111.0
Total funded status recognized in the consolidated balance sheet at December 31	793.0	1,111.0
Total amount recognized
Noncurrent assets	793.0	1,111.0
Current liabilities	0.0	0.0
Noncurrent liabilities	0.0	0.0
Total amount recognized in the consolidated balance sheet at December 31	793.0	1,111.0
ABO
End of the measurement period	SFr 14,534.0	SFr 14,841.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	1.02%	1.01%	0.90%
Discount rate - interest costs (as a percent)	0.41%	0.37%	0.90%
Salary increases (as a percent)	0.50%	0.50%	0.80%
Expected long-term rate of return on plan assets (as a percent)	3.00%	3.00%	3.50%
Interest rate on savings plan (as a percent)	0.86%	0.85%	1.25%
Benefit obligation (%)
Discount rate (as a percent)	1.03%	0.86%	0.85%
Salary increases (as a percent)	0.75%	0.50%	0.50%
Interest rate on savings plan (as a percent)	1.03%	0.86%	0.85%
Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	5.00%
Employer contributions (as a percent)	7.50%
Benefit obligation (%)
Interest rate on savings plan (as a percent)					1.00%	1.00%
Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	14.00%
Employer contributions (as a percent)	25.00%
International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	SFr 16.0	SFr 22.0	SFr 20.0
Interest costs on benefit obligation	86.0	91.0	124.0
Expected return on plan assets	(114.0)	(133.0)	(175.0)
Amortization of recognized prior service cost/(credit)	0.0	0.0	0.0
Amortization of recognized actuarial losses/(gains)	47.0	60.0	41.0
Settlement losses/(gains)	0.0	0.0	72.0
Curtailment losses/(gains)	(1.0)	(10.0)	0.0
Special termination benefits	0.0	0.0	0.0
Net periodic benefit/(costs)	34.0	30.0	82.0
PBO
Beginning of the measurement period	3,390.0	3,337.0
Plan participant contributions	0.0	0.0
Service costs	16.0	22.0	20.0
Interest costs	86.0	91.0	124.0
Plan amendments	10.0	0.0
Settlements	(1.0)	0.0
Curtailments	(1.0)	(11.0)
Special termination benefits	1.0	1.0
Actuarial losses/(gains)	(229.0)	171.0
Benefit payments	(233.0)	(287.0)
Exchange rate losses/(gains)	(88.0)	66.0
End of the measurement period	2,951.0	3,390.0	3,337.0
Fair value of plan assets
Beginning of the measurement period	4,088.0	4,000.0
Actual return on plan assets	(141.0)	256.0
Employer contributions	19.0	22.0
Plan participant contributions	0.0	0.0
Settlements	(1.0)	0.0
Benefit payments	(233.0)	(287.0)
Exchange rate gains/(losses)	(128.0)	97.0
End of the measurement period	3,604.0	4,088.0	SFr 4,000.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	653.0	698.0
Total funded status recognized in the consolidated balance sheet at December 31	653.0	698.0
Total amount recognized
Noncurrent assets	1,001.0	1,058.0
Current liabilities	(10.0)	(11.0)
Noncurrent liabilities	(338.0)	(349.0)
Total amount recognized in the consolidated balance sheet at December 31	653.0	698.0
ABO
End of the measurement period	SFr 2,921.0	SFr 3,351.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	2.96%	2.92%	4.05%
Discount rate - interest costs (as a percent)	2.77%	2.79%	4.05%
Salary increases (as a percent)	2.97%	3.55%	3.56%
Expected long-term rate of return on plan assets (as a percent)	3.22%	3.88%	5.07%
Benefit obligation (%)
Discount rate (as a percent)	3.30%	2.83%	3.10%
Salary increases (as a percent)	2.90%	2.97%	3.55%
International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0.0	SFr 0.0	SFr 0.0
Interest costs on benefit obligation	5.0	6.0	8.0
Expected return on plan assets	0.0	0.0	0.0
Amortization of recognized prior service cost/(credit)	0.0	0.0	0.0
Amortization of recognized actuarial losses/(gains)	8.0	7.0	10.0
Settlement losses/(gains)	0.0	0.0	0.0
Curtailment losses/(gains)	0.0	0.0	0.0
Special termination benefits	0.0	0.0	0.0
Net periodic benefit/(costs)	13.0	13.0	18.0
PBO
Beginning of the measurement period	173.0	184.0
Plan participant contributions	0.0	0.0
Service costs	0.0	0.0	0.0
Interest costs	5.0	6.0	8.0
Plan amendments	0.0	0.0
Settlements	0.0	0.0
Curtailments	0.0	0.0
Special termination benefits	0.0	0.0
Actuarial losses/(gains)	(9.0)	2.0
Benefit payments	(11.0)	(11.0)
Exchange rate losses/(gains)	2.0	(8.0)
End of the measurement period	160.0	173.0	184.0
Fair value of plan assets
Beginning of the measurement period	0.0	0.0
Actual return on plan assets	0.0	0.0
Employer contributions	11.0	11.0
Plan participant contributions	0.0	0.0
Settlements	0.0	0.0
Benefit payments	(11.0)	(11.0)
Exchange rate gains/(losses)	0.0	0.0
End of the measurement period	0.0	0.0	SFr 0.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(160.0)	(173.0)
Total funded status recognized in the consolidated balance sheet at December 31	(160.0)	(173.0)
Total amount recognized
Noncurrent assets	0.0	0.0
Current liabilities	(11.0)	(11.0)
Noncurrent liabilities	(149.0)	(162.0)
Total amount recognized in the consolidated balance sheet at December 31	(160.0)	(173.0)
ABO
End of the measurement period	SFr 160.0	SFr 173.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	3.86%	4.03%	4.50%
Discount rate - interest costs (as a percent)	3.28%	3.48%	4.50%
Benefit obligation (%)
Discount rate (as a percent)	4.37%	3.70%	4.21%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.70%	8.30%	8.30%
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption	SFr 0.1	SFr 0.1	SFr 0.2
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption	3.0	3.0	4.0
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption	0.1	0.1	0.2
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption	3.0	3.0	4.0
International | Other post-retirement defined benefit plans | Forecast/Estimate
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				8.70%
Bank
Total benefit costs
Net periodic benefit/(costs)	16.0	22.0	20.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	493.0	525.0
Total amount recognized
Noncurrent assets	1,001.0	1,058.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(350.0)	(381.0)
Prior service credit/(cost)	(8.0)	2.0
Total	(358.0)	(379.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	(7.0)	7.0	(87.0)
Actuarial gains/(losses), Net	(18.0)	(35.0)
Prior service credit/(cost), Net	(10.0)
Amortization of actuarial losses/ (gains), Net	49.0	57.0
Total amounts recognized in other comprehensive income, Net	21.0	22.0
Bank | Defined benefit pension plans
Total benefit costs
Amortization of recognized actuarial losses/(gains)	16.0	SFr 22.0	SFr 20.0
Bank | Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	533.0
PBO
Service costs	SFr 533.0
Bank | Switzerland | Defined benefit pension plans
PBO
Entity contribution to the group plan (as a percent)	88.00%
Bank | Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	7.50%
Bank | Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	25.00%
Bank | Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contributions by the entity to the group plan				SFr 323.0
Bank | Switzerland | Other post-retirement defined benefit plans
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.70%	8.30%	8.30%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption	SFr 0.1	SFr 0.1	SFr 0.2
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption	3.0	3.0	4.0
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption	0.1	0.1	0.2
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption	3.0	3.0	4.0
Bank | International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	16.0	22.0	20.0
Interest costs on benefit obligation	86.0	91.0	124.0
Expected return on plan assets	(114.0)	(133.0)	(175.0)
Amortization of recognized actuarial losses/(gains)	47.0	60.0	41.0
Settlement losses/(gains)	0.0	0.0	72.0
Curtailment losses/(gains)	(1.0)	(10.0)	0.0
Net periodic benefit/(costs)	34.0	30.0	82.0
PBO
Beginning of the measurement period	3,390.0	3,337.0
Service costs	16.0	22.0	20.0
Interest costs	86.0	91.0	124.0
Plan amendments	10.0	0.0
Settlements	(1.0)	0.0
Curtailments	(1.0)	(11.0)
Special termination benefits	1.0	1.0
Actuarial losses/(gains)	(229.0)	171.0
Benefit payments	(233.0)	(287.0)
Exchange rate losses/(gains)	(88.0)	66.0
End of the measurement period	2,951.0	3,390.0	3,337.0
Fair value of plan assets
Beginning of the measurement period	4,088.0	4,000.0
Actual return on plan assets	(141.0)	256.0
Employer contributions	19.0	22.0
Settlements	(1.0)	0.0
Benefit payments	(233.0)	(287.0)
Exchange rate gains/(losses)	(128.0)	97.0
End of the measurement period	3,604.0	4,088.0	SFr 4,000.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	653.0	698.0
Total funded status recognized in the consolidated balance sheet at December 31	653.0	698.0
Total amount recognized
Noncurrent assets	1,001.0	1,058.0
Current liabilities	(10.0)	(11.0)
Noncurrent liabilities	(338.0)	(349.0)
Total amount recognized in the consolidated balance sheet at December 31	653.0	698.0
ABO
End of the measurement period	2,921.0	3,351.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(327.0)	(345.0)
Prior service credit/(cost)	(11.0)	(1.0)
Total	(338.0)	(346.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(26.0)	(48.0)
Actuarial gains/(losses), Tax	1.0	14.0
Actuarial gains/(losses), Net	(25.0)	(34.0)
Prior service credit/(cost), Gross	(10.0)
Prior service credit/(cost), Tax	0.0
Prior service credit/(cost), Net	(10.0)
Amortization of actuarial losses/(gains), Gross	47.0	60.0
Amortization of actuarial losses/(gains), Tax	(4.0)	(7.0)
Amortization of actuarial losses/ (gains), Net	43.0	53.0
Total amounts recognized in other comprehensive income, Gross	11.0	12.0
Total amounts recognized in other comprehensive income, Tax	(3.0)	7.0
Total amounts recognized in other comprehensive income, Net	8.0	SFr 19.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	15.0
Amortization of prior service cost/(credit)	1.0
Total	SFr 16.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	2.96%	2.92%	4.05%
Discount rate - interest costs (as a percent)	2.77%	2.79%	4.05%
Salary increases (as a percent)	2.97%	3.55%	3.56%
Expected long-term rate of return on plan assets (as a percent)	3.22%	3.88%	5.07%
Benefit obligation (%)
Discount rate (as a percent)	3.30%	2.83%	3.10%
Salary increases (as a percent)	2.90%	2.97%	3.55%
Bank | International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				16.0
Bank | International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0.0	SFr 0.0	SFr 0.0
Interest costs on benefit obligation	5.0	6.0	8.0
Expected return on plan assets	0.0	0.0	0.0
Amortization of recognized actuarial losses/(gains)	8.0	7.0	10.0
Settlement losses/(gains)	0.0	0.0	0.0
Curtailment losses/(gains)	0.0	0.0	0.0
Net periodic benefit/(costs)	13.0	13.0	18.0
PBO
Beginning of the measurement period	173.0	184.0
Service costs	0.0	0.0	0.0
Interest costs	5.0	6.0	8.0
Plan amendments	0.0	0.0
Settlements	0.0	0.0
Curtailments	0.0	0.0
Special termination benefits	0.0	0.0
Actuarial losses/(gains)	(9.0)	2.0
Benefit payments	(11.0)	(11.0)
Exchange rate losses/(gains)	2.0	(8.0)
End of the measurement period	160.0	173.0	184.0
Fair value of plan assets
Beginning of the measurement period	0.0	0.0
Actual return on plan assets	0.0	0.0
Employer contributions	11.0	11.0
Settlements	0.0	0.0
Benefit payments	(11.0)	(11.0)
Exchange rate gains/(losses)	0.0	0.0
End of the measurement period	0.0	0.0	SFr 0.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(160.0)	(173.0)
Total funded status recognized in the consolidated balance sheet at December 31	(160.0)	(173.0)
Total amount recognized
Noncurrent assets	0.0	0.0
Current liabilities	(11.0)	(11.0)
Noncurrent liabilities	(149.0)	(162.0)
Total amount recognized in the consolidated balance sheet at December 31	(160.0)	(173.0)
ABO
End of the measurement period	160.0	173.0
Amounts recognized in AOCI
Actuarial gains/(losses)	(23.0)	(36.0)
Prior service credit/(cost)	3.0	3.0
Total	(20.0)	(33.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	9.0	(2.0)
Actuarial gains/(losses), Tax	(2.0)	1.0
Actuarial gains/(losses), Net	7.0	(1.0)
Prior service credit/(cost), Gross	0.0
Prior service credit/(cost), Tax	0.0
Prior service credit/(cost), Net	0.0
Amortization of actuarial losses/(gains), Gross	8.0	7.0
Amortization of actuarial losses/(gains), Tax	(2.0)	(3.0)
Amortization of actuarial losses/ (gains), Net	6.0	4.0
Total amounts recognized in other comprehensive income, Gross	17.0	5.0
Total amounts recognized in other comprehensive income, Tax	(4.0)	(2.0)
Total amounts recognized in other comprehensive income, Net	13.0	SFr 3.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	2.0
Amortization of prior service cost/(credit)	0.0
Total	SFr 2.0
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	3.86%	4.03%	4.50%
Discount rate - interest costs (as a percent)	3.28%	3.48%	4.50%
Benefit obligation (%)
Discount rate (as a percent)	4.37%	3.70%	4.21%
Health care cost assumptions
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
Bank | International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 11.0
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				8.70%